DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Transition Period Comparative Data - Statements of consolidated Net Income (loss) (Details) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2025
REVENUES
Commissions	$ 2,334,389	$ 1,383,828	$ 1,750,159		$ 2,679,673			$ 5,937,532
Vetting fees	371,700	365,383	340,050		499,125			1,459,321
Clearing fees	714,349	1,047,712	624,550		756,393			3,165,714
Net gain/(loss) on firm trading accounts	(111)	1,711	6,390		10,046			6,580
Other revenue	830,263	5,448	9,650		56,246			287,465
TOTAL REVENUES	4,250,590	2,804,082	2,730,799		4,001,483			10,856,612
EXPENSES
Compensation, payroll taxes and benefits	3,123,630	1,279,304	1,355,058		2,386,837			6,150,257
Data processing and clearing costs	584,250	611,646	843,824		1,299,527			2,104,107
Regulatory, professional fees and related expenses	250,573	1,095,819	112,216		11,649,470			4,137,631
Stock compensation - founder share transfer					1,462,650
Communications	218,869	152,754	172,018		254,608			650,560
Occupancy and equipment	36,751	54,004	54,765		76,324			211,347
Transfer fees	48,160	51,590	54,807		75,425			210,423
Bank charges	58,718	55,901	52,077		88,253			223,938
Intangible assets amortization	355,795	307,191	337,911		791,375			1,362,446
Other	295,631	136,975	147,042		185,840			324,358
Other operating and formation cost				$ 577,313		$ 1,485,122
TOTAL EXPENSES	5,127,828	3,745,184	3,129,718	577,313	18,270,309	1,485,122		15,773,893
LOSS FROM OPERATIONS	(877,238)	(941,102)	(398,919)	(577,313)	(14,268,826)	(1,485,122)		(4,917,281)
OTHER INCOME/(EXPENSE)
Interest income	486,357	606,758	587,637	8,458	1,195,081	8,458		1,996,399
Interest earned on marketable securities held in Trust Account				727,468	256,279	2,028,921
Gain on sale of assets			146,706		146,706
Net gain on settlement				829,853	146,706	829,853
Loss on AtlasClear asset acquisition			(17,845,813)		(86,392,769)
Change in fair value, warrant liability derivative	(61,531)	246,125	307,656	(184,594)		(123,062)		184,594
Change in fair value, convertible note derivative	(52,873)	3,167,309	(992,152)		(3,585,902)			3,990,385
Change in fair value, long-term and short-term note derivative	103,185	11,152,870	(3,101,057)		(11,208,055)			12,369,120
Change in fair value, non-redemption agreement					(164,626)
Change in fair value, contingent guarantee		(839,775)	(3,256,863)		(3,256,863)		$ (839,775)	(839,775)
Change in fair value, earnout liability	(116,000)	(340,000)	(1,115,000)		(1,335,000)			929,000
Change in fair value, subscription agreement	1,798,624	(34,841)	(4,413,946)		(38,796)			(64,298)
Extinguishment of stock payable			985,072		985,072
Extinguishment of accrued expenses			114,199		879,473
Interest expense	(1,434,210)	(1,456,996)	(3,210,786)		(3,732,178)			(8,081,938)
TOTAL OTHER INCOME/(EXPENSE)	283,909	11,710,887	(31,794,347)	1,381,185	(106,507,857)	2,744,170		10,408,193
NET INCOME/(LOSS) BEFORE INCOME TAXES	(593,329)	10,769,785	(32,193,266)	803,872	(120,776,683)	1,259,048		5,490,912
Provision for income taxes	153,035	(21,752)	563,736	(318,313)	569,736	(581,118)		259,381
NET INCOME/(LOSS)	$ (440,294)	$ 10,748,033	$ (31,629,530)	$ 485,559	$ (120,206,947)	$ 677,930		$ 5,750,293